PREPAID AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
PREPAID AND OTHER CURRENT ASSETS
Receivables for third-party acquisitions (Note i)	$ 4,000	$ 6,000
Prepayments to suppliers	208	103
Loans to third parties	6	6
Others	16	10
Total	$ 4,230	$ 6,119